OTHER ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Oct. 28, 2018	Oct. 29, 2017
Payables and Accruals [Abstract]
Accrued warranty obligation and deferred warranty revenue	$ 7,005	$ 7,082
Deferred revenue	21,040	28,295
Other accrued expenses	53,839	41,520
Total other accrued expenses	$ 81,884	$ 76,897